Net Income - Employee Benefit Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure Of Employee Benefit Expenses [Line Items]
Defined contribution plans	$ 1,074		$ 963	$ 862
Defined benefit plans pension costs recognized in profit and loss	835		935	1,048
Post-employment benefit	1,909		1,898	1,910
Compensation cost of share-based payment transactions	8	$ 0	8	16
Other employee benefit (Note)	46,964		44,305	43,746
Employee benefit expenses	48,881		46,211	45,672
Summary by functions
Compensation distributed to the employees			1,522	1,498
Remuneration paid to the directors			40	39
Operating costs [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Defined benefit plans pension costs recognized in profit and loss	416		488	565
Employee benefit expenses	22,796		21,858	21,857
Operating expenses [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Employee benefit expenses	$ 26,085		$ 24,353	$ 23,815